SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 8,750	$ 8,734
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	7,090	6,952
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	248	150
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 1,412	$ 1,632